Income Taxes - Disclosure Of Detailed Information About Net Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets	$ 0
Deferred tax liabilities	(229,860)	$ (10,712)
Net deferred tax liability	$ (229,860)	$ (10,712)	$ (8,488)